Notes Payable (Tables)	6 Months Ended
Jun. 30, 2019
Debt Disclosure [Abstract]
Schedule of Notes Payable

Notes payable consists of the following at June 30, 2019 and December 31, 2018, respectively:

	June 30, 2019	December 31, 2018

On December 26, 2018, the Company received proceeds of $100,000 from CSW on an unsecured promissory note due on demand that carries a 6% interest rate.	$100,000	$100,000

On November 26, 2018, the Company received proceeds of $100,000 from CSW on an unsecured promissory note due on demand that carries a 6% interest rate.	100,000	100,000

Total notes payable	$200,000	$200,000

Schedule of Interest Expenses

The Company recognized interest expense for the six months ended June 30, 2019 and the period from inception (March 27, 2018) to June 30, 2018, respectively, as follows:

	June 30, 2019	June 30, 2018

Interest on convertible notes	$10,323	$-
Interest on advances from shareholders	12,457	1,761
Interest on notes payable	5,951	-
Amortization of beneficial conversion features	125,000	-
Interest on accounts payable	1,965	40
Total interest expense	$155,696	$1,801